Accrued expenses (Tables)	12 Months Ended
Dec. 31, 2022
Accrued expenses
Schedule of accrued expenses

(U.S. Dollars in thousands)	At December 31, 2022	At December 31, 2021
Operating expenses	$1,125	$559
Interest expenses	4,805	1,719
Other expenses	4,721	4,151
Total accrued expenses	$10,651	$6,429